Deferred income tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred income tax

13. Deferred income tax

All figures in £ millions	2017	2016
Deferred income tax assets	95	451
Deferred income tax liabilities	(164)	(466)

Net deferred income tax	(69)	(15)

Substantially all of the deferred income tax assets are expected to be recovered after more than one year.

Deferred income tax assets and liabilities shall be offset when there is a legally enforceable right to offset current income tax assets with current income tax liabilities and where the deferred income taxes relate to the same fiscal authority. At 31 December 2017, the Group has unrecognised deferred income tax assets of £32m (2016: £32m) in respect of UK losses, £18m (2016: £18m) in respect of US losses and approximately £86m (2016: £95m) in respect of losses in other territories. The UK losses are capital losses. The US losses relate to state taxes and therefore have expiry periods of between five and 20 years. Other deferred tax assets of £12m (2016: £9m) have not been recognised.

Deferred tax assets of £75m (2016: £95m) have been recognised in countries that reported a loss in either the current or preceding year. The majority arises in Brazil in respect of tax deductible goodwill. It is considered more likely than not that there will be sufficient future taxable profits to realise these assets.

The recognition of the deferred income tax assets is supported by management’s forecasts of the future profitability of the relevant countries.

The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Returns provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Other	Total
Deferred income tax assets/(liabilities)
At 1 January 2016	19	43	(9)	55	(348)	(44)	(284)
Exchange differences	3	7	10	15	(84)	27	(22)
Income statement (charge)/benefit	—	(15)	(4)	50	144	86	261
Disposal through business disposal	—	—	—	(3)	(7)	—	(10)
Tax benefit in other comprehensive income	—	—	40	—	—	—	40

At 31 December 2016	22	35	37	117	(295)	69	(15)

Exchange differences	(2)	(3)	(4)	(8)	19	(8)	(6)
Income statement (charge)/benefit	(11)	6	7	(9)	118	(1)	110
Disposal through business disposal	—	—	—	—	—	(3)	(3)
Tax charge in other comprehensive income	—	—	(84)	—	—	(5)	(89)
Transfer to assets/(liabilities) classified as held for sale	—	(4)	—	(73)	3	8	(66)

At 31 December 2017	9	34	(44)	27	(155)	60	(69)

Other deferred income tax items include temporary differences in respect of share-based payments, provisions, depreciation and royalty advances.